Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 6. Stock-Based Compensation

Common Stock Equity Plans

In 2010, the Company adopted the 2010 Equity Incentive Plan and later amended it in 2014, 2017 and 2018 (the Amended 2010 Plan). The Amended 2010 Plan was terminated in August 2019 and remains in effect as to outstanding equity awards granted prior to the date of expiration. No new awards may be made under the Amended 2010 Plan.

In August 2019, the Company’s stockholders approved the 2019 Stock Incentive Plan (the 2019 Plan) to replace the Amended 2010 Plan. The 2019 Plan authorizes the board of directors or the compensation committee of the board of directors to grant a broad range of awards including stock options, stock appreciation rights, restricted stock, performance-based awards, and restricted stock units. Under the 2019 Plan, 4,563 shares were initially reserved for issuance. In November 2021, in connection with the approval of the Arrangement, the Company’s stockholders approved an amendment increasing the number of shares reserved for issuance under the 2019 Plan by 77,674 shares.

Under the 2019 Plan, the term of all incentive stock options granted to a person who, at the time of grant, owns stock representing more than 10% of the voting power of all classes of the Company’s stock may not exceed five years. The exercise price of stock options granted under the 2019 Plan must be at least equal to the fair market value of the shares on the date of grant. Generally, awards under the 2019 Plan will vest over a three to four-year period, and options will have a term of 10 years from the date of grant. In addition, the 2019 Plan provides for automatic acceleration of vesting for options granted to non-employee directors upon a change of control of the Company.

In connection with the Arrangement, the Company assumed the Peraso Technologies Inc. 2009 Share Option Plan (the 2009 Plan) and all outstanding options granted pursuant to the terms of the 2009 Plan. Each outstanding, unexercised and unexpired option under the 2009 Plan, whether vested or unvested, was assumed by the Company and converted into options to purchase shares of the Company’s common stock No further awards will be made under the 2009 Plan.

The 2009 Plan, the Amended 2010 Plan and the 2019 Plan are referred to collectively as the “Plans.”

Stock-Based Compensation Expense

The Company reflected compensation costs of $3.1 million and $3.4 million related to the vesting of stock options during each of the nine-month periods ended September 30, 2023 and 2022, respectively. At September 30, 2023, the unamortized compensation cost was approximately $4.4 million related to stock options and is expected to be recognized as expense over a weighted average period of approximately 1.2 years. The Company reflected compensation costs of $0.8 million and $1.0 million related to the vesting of restricted stock during the nine months ended September 30, 2023 and 2022, respectively. The unamortized compensation cost at September 30, 2023 was $1.3 million related to restricted stock units and is expected to be recognized as expense over a weighted average period of approximately 1.3 years. There were no stock options granted or exercised during the nine months ended September 30, 2023 and 2022.

Common Stock Options and Restricted Stock

The term of all incentive stock options granted to a person who, at the time of grant, owns stock representing more than 10% of the voting power of all classes of the Company’s stock may not exceed five years. The exercise price of stock options granted under the 2019 Plan must be at least equal to the fair market value of the shares on the date of grant. Generally, options granted under the 2019 Plan will vest over a three to four-year period and have a term of 10 years from the date of grant. In addition, the 2019 Plan provides for automatic acceleration of vesting for options granted to non-employee directors upon a change of control (as defined in the 2019 Plan) of the Company.

The following table summarizes the activity in the shares available for grant under the Plans during the nine months ended September 30, 2023 (in thousands, except exercise price):

		Options Outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance as of December 31, 2022	39	37	$132.80
RSUs granted	(2)	—	$—
RSUs cancelled and returned to the Plans	1	—	$—
Options cancelled	—	—	$270.40
Balance as of March 31, 2023	38	37	$131.20
RSUs granted	(2)	—	$—
RSUs cancelled and returned to the Plans	2	—	$—
Options cancelled	—	—	$116.80
Balance as of June 30, 2023	38	37	$131.20
RSUs cancelled and returned to the Plans	1	—	$—
Options cancelled	—	(1)	$493.60
Balance as of September 30, 2023	39	36	$122.80

A summary of RSU activity under the Plans is presented below (in thousands, except for fair value):

	Number of Shares	Weighted Average Grant-Date Fair Value
Non-vested shares as of December 31, 2022	27	$82.40
Granted	2	$39.60
Vested	(2)	$82.80
Non-vested shares as of March 31, 2023	27	$79.20
Granted	2	$20.80
Vested	(5)	$86.40
Cancels	—	$86.00
Non-vested shares as of June 30, 2023	24	$79.20
Vested	(1)	$73.20
Cancels	—	$86.00
Non-vested shares as of September 30, 2023	23	$73.20

The following table summarizes significant ranges of outstanding and exercisable options as of September 30, 2023 (in thousands, except contractual life and exercise price):

	Options Outstanding			Options Exercisable
		Weighted
		Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average	Aggregate
	Number	Life	Exercise	Number	Exercise	Intrinsic
Range of Exercise Price	Outstanding	(in Years)	Price	Exercisable	Price	value
$62.80 - $599.60	36	278.00	$105.20	26	$103.60	$—
$1,024.00 - $5,759.60	—	115.60	$4,050.80	—	$4,050.80	$—
$5,760.00 - $16,399.60	—	116.00	$5,760.00	—	$5,760.00	$—
$16,400.00 - $36,960.00	—	60.00	$16,400.00	—	$16,400.00	$—
$62.80 - $36,960.00	36	277.20	$122.80	26	$127.60	$—

Note 9. Stock-Based Compensation

Common Stock Equity Plans

In 2010, the Company adopted the 2010 Equity Incentive Plan and later amended it in 2014, 2017 and 2018 (the Amended 2010 Plan). The Amended 2010 Plan was terminated in August 2019 and remains in effect as to outstanding equity awards granted prior to the date of expiration. No new awards may be made under the Amended 2010 Plan.

In August 2019, the Company’s stockholders approved the 2019 Stock Incentive Plan (the 2019 Plan) to replace the Amended 2010 Plan. The 2019 Plan authorizes the board of directors or the compensation committee of the board of directors to grant a broad range of awards including stock options, stock appreciation rights, restricted stock, performance-based awards, and restricted stock units. Under the 2019 Plan, 4,563 shares were initially reserved for issuance. In November 2021, in connection with the approval of the Arrangement, the Company’s stockholders approved an amendment increasing the number of shares reserved for issuance under the 2019 Plan by 77,674 shares.

Under the 2019 Plan, the term of all incentive stock options granted to a person who, at the time of grant, owns stock representing more than 10% of the voting power of all classes of the Company’s stock may not exceed five years. The exercise price of stock options granted under the 2019 Plan must be at least equal to the fair market value of the shares on the date of grant. Generally, awards under the 2019 Plan will vest over a three to four-year period, and options will have a term of 10 years from the date of grant. In addition, the 2019 Plan provides for automatic acceleration of vesting for options granted to non-employee directors upon a change of control of the Company.

In connection with the Arrangement, the Company assumed the Peraso Technologies Inc. 2009 Share Option Plan (the 2009 Plan) and all outstanding options granted pursuant to the terms of the 2009 Plan. Each outstanding, unexercised and unexpired option under the 2009 Plan, whether vested or unvested, was assumed by the Company and converted into options to purchase shares of the Company’s common stock and became exercisable by the holder of such option in accordance with its terms, with (i) the number of shares of common stock subject to each option multiplied by the Exchange Ratio and (ii) the per share exercise price upon the exercise of each option divided by the Exchange Ratio. In connection with the Arrangement, no further awards will be made under the 2009 Plan.

The 2009 Plan, the Amended 2010 Plan and the 2019 Plan are referred to collectively as the “Plans.”

Stock-Based Compensation Expense

The Company reflected compensation costs of $4.3 million and $4.4 million related to the vesting of stock options during the years ended December 31, 2022 and 2021, respectively. At December 31, 2022, the unamortized compensation cost was approximately $7.7 million related to stock options and is expected to be recognized as expense over a weighted average period of approximately two years. The Company reflected compensation costs of $1.4 million and $0.1 million related to the vesting of restricted stock options during the years ended December 31, 2022 and 2021, respectively. The unamortized compensation cost at December 31, 2022 was $2.1 million related to restricted stock units and is expected to be recognized as expense over a weighted average period of approximately two years.

Common Stock Options and Restricted Stock

The term of all incentive stock options granted to a person who, at the time of grant, owns stock representing more than 10% of the voting power of all classes of the Company’s stock may not exceed five years. The exercise price of stock options granted under the 2019 Plan must be at least equal to the fair market value of the shares on the date of grant. Generally, options granted under the 2019 Plan will vest over a three to four-year period and have a term of 10 years from the date of grant. In addition, the 2019 Plan provides for automatic acceleration of vesting for options granted to non-employee directors upon a change of control (as defined in the 2019 Plan) of the Company.

The following table summarizes the activity in the shares available for grant under the Plans during the years ended December 31, 2021 and December 31, 2022 (in thousands, except exercise price):

		Options outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance as of January 1, 2021	9	26	$101.60
Additional shares authorized under the Plans	78	—	—
RSUs granted	(1)	—	—
Options granted	(10)	10	$120.00
Options exercised	—	—	$68.80
Options cancelled and returned to the Plans	—	(1)	$108.80
Effect of business combination	—	4	$414.00
Balance as of December 31, 2021	76	39	$139.60
RSUs granted	(44)	—	$—
RSUs cancelled and returned to the Plans	7	—	$—
Options cancelled	—	(2)	$250.80
Balance as of December 31, 2022	39	37	$132.80

The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2022 (in thousands, except contractual life and exercise price):

	Options Outstanding			Options Exercisable
		Weighted
		Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average	Aggregate
	Number	Life	Exercise	Number	Exercise	Intrinsic
Range of Exercise Price	Outstanding	(in Years)	Price	Exercisable	Price	value
$62.80 - $599.60	37	305.60	$106.00	22	$102.80	$—
$600.00 - $1,023.60	—	29.60	$600.00	—	$600.00	$—
$1,024.00 - $5,759.60	—	66.80	$2,000.00	—	$2,000.00	$—
$5,760.00 - $16,399.60	—	138.40	$5,760.00	—	$5,760.00	$—
$16,400.00 - $36,960.00	—	67.60	$16,400.00	—	$16,400.00	$—
$62.80 - $36,960.00	37		$132.80	22	$149.60	$—

A summary of RSU activity under the Plans is presented below (in thousands, except for fair value):

		Weighted
		Average
	Number of	Grant-Date
	Shares	Fair Value
Non-vested shares as of December 31, 2020	—	$0.00
Granted	1	$202.80
Vested	(1)	$168.40
Effect of business combination	2	$168.40
Non-vested shares as of December 31, 2021	2	$180.00
Granted	44	$84.00
Vested	(15)	$91.60
Cancelled	(4)	$87.60
Non-vested shares as of December 31, 2022	27	$82.40